Financial Instruments and Risk Management (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments and Risk Management [Line Items]
Foreign currency exchanges financial assets	₪ 13,953
Foreign currency exchanges financial liabilities	4,484
Promissory note net	4,484	₪ 6,336
Warrant derivative liability
Working capital	11,167
Financial liabilities	₪ 3,879
Top of Range [Member]
Financial Instruments and Risk Management [Line Items]
Payment of royalties percentage	3.00%